Prepayments and other assets - Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepayments and other assets
Receivables on behalf of manachised hotels	¥ 179,287		¥ 81,473
VAT recoverable	19,075		23,183
Contract assets	8,147		8,741
Prepaid property management fees	7,053		5,467
Deposits	5,228		2,165
Prepayment for purchase of goods and service	5,089		5,990
Others	25,564		10,006
Subtotal	249,443		137,025
Less: allowance for doubtful accounts	(3,124)		(3,124)	¥ (3,124)
Total	¥ 246,319	$ 33,761	¥ 133,901